As filed with the Securities and Exchange Commission on June 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2012

Date of reporting period:  April 30, 2012

Item 1. Schedule of Investments.

Mexico Equity & Income Fund
Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 89.69%
Beverages - 2.34%
Arca Continental S.A.B. de C.V.	396,600	$2,019,848

Chemical Products - 8.69%
Alpek S.A. de C.V. (a)	1,673,636	3,693,937
Mexichem, S.A.B. de C.V.	1,026,859	3,818,612
		7,512,549

Construction and Infrastructure - 6.07%
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	240,000	434,272
Impulsora del Desarrollo y el Empleo en America Latina, S.A.B. de C.V. (a)	898,800	1,713,978
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	639,900	3,097,823
		5,246,073
Consumer Products - 2.95%
Kimberly-Clark de Mexico S.A.B. de C.V.	1,250,300	2,549,370

Financial Groups - 5.90%
Banregio Grupo Financiero S.A.B. de C.V.	933,881	2,651,957
Grupo Financiero Banorte, S.A. de C.V. - Class O	505,000	2,446,697
		5,098,654

Food - 1.78%
Grupo Bimbo, S.A.B. de C.V.	645,000	1,536,993

Health Care - 4.67%
Genomma Lab Internacional S.A.B. de C.V. (a)	2,289,311	4,038,736

Holding Companies - 8.07%
Alfa, S.A.B. de C.V. - Class A	211,057	3,012,912
Grupo Carso, S.A.B. de C.V.	1,185,174	3,957,874
		6,970,786
Hotels and Recreation - 3.02%
Grupe, S.A.B. de C.V. (a)	2,333,477	2,257,172
Grupo Sports World S.A.B. de C.V. (a)	315,000	349,679
		2,606,851
Housing - 1.73%
Corporativo Geo S.A. de C.V. (a)	565,000	753,423
Urbi Desarrollos Urbanos S.A.B. de C.V (a)	710,000	747,830
		1,501,253
Insurance Services - 4.16%
Qualita Compania de Seguros S.A. de C.V.	3,250,465	3,593,342

Mining - 5.31%
Grupo Mexico, S.A.B. de C.V. - Series B	1,107,800	3,417,984
Industrias Penoles, S.A.B. de C.V.	25,093	1,173,188
		4,591,172

Retail - 11.67%
Corporativo Fragua S.A.B. de C.V.	142,000	2,191,164
El Puerto de Liverpool S.A.B. de C.V.	493,097	3,908,148
First Cash Financial Services, Inc. (a)	9,500	389,120

Grupo Comercial Chedraui S.A. de C.V.	1,387,608	3,597,398
		10,085,830
Steel - 1.78%
Industrias CH, S.A.B. de C.V. - Class B (a)	339,631	1,540,157

Telecommunication Services - 21.55%
America Movil, S.A.B de C.V. - Class L	13,971,898	18,631,414
TOTAL COMMON STOCKS (Cost $71,887,353)		18,631,414

REAL ESTATE INVESTMENT TRUSTS - 4.98%
Fibra Uno Administracion S.A. de C.V. (a)	2,194,550	4,307,912
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,845,818)		4,307,912

CAPITAL DEVELOPMENT CERTIFICATES - 2.33%
Atlas Discovery Trust II (c)	300,000	2,012,356
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)		2,012,356

	Principal
	Amount
CORPORATE BONDS - 0.00%
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500%, 04/19/2016	$300	299
TOTAL CORPORATE BONDS (Cost $288)		299

MEXICAN GOVERNMENT NOTE/BONDS - 1.38%
Mexican Government International Bond
8.125%, 12/30/2019	865,000	1,191,538
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,130,002)		1,191,538

SHORT TERM INVESTMENTS - 0.98%
First American Treasury Obligation - Class A	386,780	386,780

Mexican INAFIN
0.000% Coupon, 4.138% effective yield, 5/2/2012 (b)	*5,961,324	457,599
TOTAL SHORT TERM INVESTMENTS (Cost $845,645)		844,379

Total Investments (Cost $80,026,621) - 99.36%		85,879,512
Other Assets in Excess of Liabilities - 0.64%		554,000
TOTAL NET ASSETS - 100.00%		$86,433,512

Footnotes
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(c)	The Advisor has determined these securities to be illiquid. The total value of illiquid securities at
April 30, 2012 was $2,012,356 comprising 2.33% of net assets, while the remainder of the Fund's net assets (97.03%)
were liquid.

* Principal amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at April 30, 2012 was as follows:

Cost of investments**	$80,026,621
Gross unrealized appreciation	8,131,775
Gross unrealized depreciation	(2,278,884)
Net unrealized appreciation	$5,852,891

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at April 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associatedwith investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1*	Level 2*	Level 3	Total
Common Stock
Beverages	$2,019,848	$-	$-	$2,019,848
Chemical Products	7,512,549	-	-	7,512,549
Construction and Infrastructure	5,246,073	-	-	5,246,073
Consumer Products	2,549,370	-	-	2,549,370
Financial Groups	5,098,654	-	-	5,098,654
Food	1,536,993	-	-	1,536,993
Health Care	4,038,736	-	-	4,038,736
Holding Companies	6,970,786	-	-	6,970,786
Hotels and Recreation	349,679	2,257,172	-	2,606,851
Housing	1,501,253	-	-	1,501,253
Insurance Services	3,593,342	-	-	3,593,342
Mining	4,591,172	-	-	4,591,172
Retail	10,085,830	-	-	10,085,830
Steel	1,540,157	-	-	1,540,157
Telecommunication Services	18,631,414	-	-	18,631,414
Total Common Stock	75,265,856	2,257,172	-	77,523,028

Real Estate Investment Trusts	4,307,912	-	-	4,307,912

Mexican Government Bonds	-	1,191,538	-	1,191,538

Capital Development Certificates	-	-	2,012,356	2,012,356

Corporate Bonds
Housing	-	299	-	299

Short-Term Investments	386,780	457,599	-	844,379
Total Investments in Securities	$79,960,548	$3,906,608	$2,012,356	$85,879,512

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engaged in hedging activities during the period ended April 30, 2012.

*The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of April 30, 2012.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of July 31, 2011	$2,686,760
Acquisition/Purchase
Sales	-
Realized gain	-
Change in unrealized appreciation (depreciation)	(674,404)
Balance as of April 30, 2012	$2,012,356

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
 Maria Eugenia Pichardo, President

Date      June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
   Maria Eugenia Pichardo, President

Date     June 21, 2012

By (Signature and Title)* /s/ Gerald Hellerman
   Gerald Hellerman,  Chief Financial Officer

Date     May 31, 2012

* Print the name and title of each signing officer under his or her signature.